REVENUE AND DEFERRED REVENUES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 136,001	¥ 231,485
Amount due from related parties, unbilled receivable	2,613	64,129
Asset impairment charges	0	0	¥ 0
Deferred revenue, revenue recognized	87,980	51,780	59,585
Additions to the allowance	157,821	84,869	3,679
Deductions from the allowance	156,634	79,490	3,895
Cooperation Agreement
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 64,129	¥ 80,675	¥ 102,687
Minimum
Disaggregation Of Revenue
Payment terms (in days)	30 days
Minimum | Cooperation Agreement
Disaggregation Of Revenue
Payment terms (in days)	30 days
Maximum
Disaggregation Of Revenue
Payment terms (in days)	90 days
Maximum | Cooperation Agreement
Disaggregation Of Revenue
Payment terms (in days)	60 days